Mortgage Banking (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans serviced for others, recorded off balance sheet	$ 97,000	$ 96,000
Fair value of loan servicing rights	$ 807	$ 797
Discount Rate	7.70%	7.70%
Lower Range
Prepayment Speed	14.00%	7.00%
Upper Range
Prepayment Speed	34.00%	26.00%